Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Sep. 30, 2015
Supplement [Text Block]	dbxetf1_SupplementTextBlock

August 1, 2016

DBX ETF TRUST

Deutsche X-trackers MSCI All China Equity ETF

(the “Fund”)

Supplement to the Prospectus

dated September 30, 2015, as supplemented

Effective August 1, 2016, the Prospectus for the Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Prospectus entitled “Deutsche X-trackers MSCI All China Equity ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.60
Other Expenses	None
Acquired Fund Fees and Expenses	0.37
Total Annual Fund Operating Expenses	0.97
Fee Waiver and/or Expense Reimbursement*	(0.34)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.63

*To the extent the Fund invests in the shares of an affiliated fund, the Adviser has contractually agreed, until October 1, 2018, to waive its management fee and/or reimburse fund expenses in an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in the affiliated fund. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Prospectus entitled “Deutsche X-trackers MSCI All China Equity ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

Deutsche X-trackers MSCI All China Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf1_SupplementTextBlock

August 1, 2016

DBX ETF TRUST

Deutsche X-trackers MSCI All China Equity ETF

(the “Fund”)

Supplement to the Prospectus

dated September 30, 2015, as supplemented

Effective August 1, 2016, the Prospectus for the Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Prospectus entitled “Deutsche X-trackers MSCI All China Equity ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.60
Other Expenses	None
Acquired Fund Fees and Expenses	0.37
Total Annual Fund Operating Expenses	0.97
Fee Waiver and/or Expense Reimbursement*	(0.34)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.63

*To the extent the Fund invests in the shares of an affiliated fund, the Adviser has contractually agreed, until October 1, 2018, to waive its management fee and/or reimburse fund expenses in an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in the affiliated fund. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Prospectus entitled “Deutsche X-trackers MSCI All China Equity ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2018
Deutsche X-trackers MSCI All China Equity ETF | Deutsche X-trackers MSCI All China Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.63%
1 Year	rr_ExpenseExampleYear01	$ 64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	$ 786

[1]	To the extent the Fund invests in the shares of an affiliated fund, the Adviser has contractually agreed, until October 1, 2018, to waive its management fee and/or reimburse fund expenses in an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in the affiliated fund. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.